Summary Of Restricted Preferred Stock Stock Transactions (Detail) (Restricted Preferred Stock [Member], USD $)	7 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Jul. 19, 2010
Restricted Preferred Stock [Member]
Summary Of Stock Option Activities [Line Items]
Nonvested, Weighted Average Grant Date Fair Value, Beginning Balance		$ 127.77
Grants in Period, Weighted Average Grant Date Fair Value	$ 127.77
Vested in Period, Weighted Average Grant Date Fair Value		$ 127.77
Forfeitures, Weighted Average Grant Date Fair Value
Nonvested, Weighted Average Grant Date Fair Value, Ending Balance		$ 127.77
Nonvested, Number, Beginning Balance		27,083	41,664
Grants in Period
Vested in Period		(11,451)
Forfeited in Period
Nonvested, Number, Ending Balance		15,632	41,664